Commitments and Contingencies (Details) - Graf Acquisition Corp. IV [Member]						3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	May 22, 2023 USD ($) shares	May 08, 2023 USD ($)	May 16, 2022 USD ($)	Jun. 02, 2021 USD ($) shares	May 25, 2021 USD ($) shares	Jun. 30, 2023 USD ($) item $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) D item $ / shares shares	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) D item $ / shares shares	Dec. 31, 2021 shares
Commitments and Contingencies
Maximum number of demands for registration of securities | item						3		3			3
Underwriting grants option days | D								45			45
Maximum number of purchase additional units less underwriting discounts and commissions | shares								2,250,000			2,250,000
Underwriting discount per unit | $ / shares								$ 0.20			$ 0.20
Underwriting discount paid amount								$ 3,400,000			$ 3,400,000
Deferred fee per unit | $ / shares						$ 0.35		$ 0.35			$ 0.35
Aggregate deferred underwriting commission fee payable								$ 6,000,000.0			$ 6,000,000.0
Gain on settlement of deferred underwriting commissions			$ 3,900,000
Deferred underwriting fee waived			$ 3,900,000
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability							$ 179,595		$ 179,595	$ 179,595	179,595
Payments to suppliers								$ 4,500
Redemption of exercised shares | shares	11,078,000					6,083,500		6,083,500
Redemption of common stock	$ 113,296,457					$ 113,296,457		$ 113,296,457
Vendor Agreement
Commitments and Contingencies
Advisory fee payable in cash		$ 2,000,000
Advisory fee payable by kind		2,000,000
Minimum adequacy of capital raised in business combination		20,000,000
Minimum adequacy of capital raised in business combination by cash		2,500,000
Minimum adequacy of capital raised in business combination by kind		2,000,000
Minimum adequacy of capital raised in business combination		20,000,000
Maximum adequacy of capital raised in business combination		40,000,000
Maximum adequacy of capital raised in business combination by cash		4,000,000
Maximum adequacy of capital raised in business combination by kind		1,000,000
Reimbursement of vendor expenses		200,000
Vendor Agreement | Minimum
Commitments and Contingencies
Adequacy of capital raised in business combination by kind		40,000,000
Adequacy of capital raised in business combination		5,000,000
Vendor Agreement | Maximum
Commitments and Contingencies
Adequacy of capital raised in business combination by kind		50,000,000
Adequacy of capital raised in business combination		$ 50,000,000
Common stock subject to possible redemption
Commitments and Contingencies
Common stock carrying value								3,700,000			3,700,000
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability								$ 180,000			$ 180,000
Redemption of exercised shares | shares						6,083,500		6,083,500			17,161,500	17,161,500
Initial Public Offering
Commitments and Contingencies
Underwriting discount paid amount					$ 3,000,000.0						$ 3,000,000.0
Aggregate deferred underwriting commission fee payable					$ 5,250,000						5,300,000
Over-allotment option
Commitments and Contingencies
Maximum number of purchase additional units less underwriting discounts and commissions | shares					2,250,000
Number of additional purchased units that exercised the over-allotment option | shares				2,161,500
Underwriting discount paid amount				$ 400,000							400,000
Aggregate deferred underwriting commission fee payable				$ 800,000							$ 800,000